LEASES (Tables)	3 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Operating Lease Expense [Table Text Block]
Operating Leases:
June 30, 2019
Operating lease right-of-use asset - current portion	$78,306
Operating lease right-of-use asset - non-current portion	26,102

Total Operating lease right-of-use asset	$104,408

Operating lease liability - current portion	$88,168
Operating lease liability - non-current portion	31,077

Total Operating lease liability	$119,245

Weighted average remaining lease term (in years):
Operating leases	1.33

Weighted average discount rate:
Operating leases	7.50%

Schedule of Supplemental Cash Flow Information Related to Leases [Table Text Block]

Three months Ended June 30, 2019
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating lease	$23,255

Schedule of Maturities of Undiscounted Lease Liabilities [Table Text Block]
Operating Leases
Year ending March 31, 2020 (remainder)	$70,462
Year ending March 31, 2021	55,238
Total lease payments	125,700
Less: Imputed interest	(6,455)
Total lease obligations	119,245